SHARE-BASED PAYMENT (Tables)	12 Months Ended
Jun. 30, 2021
SHARE-BASED PAYMENT
Schedule of assumptions in the estimated fair value of stock options

Factor	Incentive option plan
Weighted average fair value of shares	$5.42
Exercise price	$4.55
Weighted average expected volatility	29.69%
Dividend rate	0%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89 years
Weighted average fair value of stock options at measurement date	$2.47

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	06/30/2021		06/30/2020		06/30/2019
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	options	price	options	price	options	price
At the beginning	1,200,000	$4.55	—	—	—	—
Granted during the year	—	—	1,200,000	$4.55	—	—
Annulled during the year	—	—	—	—	—	—
Exercised during the year	33,333	$15.09	—	—	—	—
Expired during the year	—	—	—	—	—	—
Effective at year	1,166,667	$4.55	—	—	—	—

Schedule of assumptions in the estimated fair value of bonus performance shares granted

Factor	Bonus in performance
Stock price at the grant date	$5.42	$5.42
Exercise Price	$10.5	$21.0
Weighted average expected volatility	24.78%	24.78%
Dividend rate	0%	0%
Weighted average risk-free interest rate	1.52%	1.52%
Weighted average expected life	2.63 years	2.63 years
Weighted average fair value of stock at measurement date	$0.479	$0.005